Annual Total Returns[BarChart] - Invesco Rochester Limited Term New York Municipal Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.76%	6.13%	(6.55%)	7.16%	(1.02%)	1.64%	(3.51%)	10.38%	7.27%	3.24%